Summary of Significant Accounting Policies - Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	$ 323,309	$ 178,759	$ 150,218
Distributed Earnings, Controlling Interest	82,151	(54,757)	(114,738)
Net income (loss) of partially owned consolidated entities	405,460	124,002	35,480
Teekay Offshore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	58,542	7,397	29,536
Distributed Earnings, Controlling Interest	31,501	10,259	44,604
Net income (loss) of partially owned consolidated entities	90,043	17,656	74,140
Teekay Offshore [Member] | Non-public partially-owned subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	13,911	10,503	(19,089)
Teekay Offshore [Member] | Distributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	119,971	136,743	127,523
Distributed Earnings, Controlling Interest	70,414	71,166	65,393
Teekay Offshore [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	(103,949)	(150,724)	(86,148)
Distributed Earnings, Controlling Interest	(38,913)	(60,907)	(20,789)
Teekay Offshore [Member] | Preferred Unitholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	28,609	10,875	7,250
Teekay LNG [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	135,599	130,665	126,059
Distributed Earnings, Controlling Interest	81,911	88,262	87,256
Net income (loss) of partially owned consolidated entities	217,510	218,927	213,315
Teekay LNG [Member] | Non-public partially-owned subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	16,627	13,489	12,073
Teekay LNG [Member] | Distributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	120,482	143,292	127,087
Distributed Earnings, Controlling Interest	82,791	101,946	94,253
Teekay LNG [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	(1,510)	(26,116)	(13,101)
Distributed Earnings, Controlling Interest	(880)	(13,684)	(6,997)
Teekay Tankers [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	129,725	41,048	(6,096)
Distributed Earnings, Controlling Interest	47,202	16,094	(2,042)
Net income (loss) of partially owned consolidated entities	176,927	57,142	(8,138)
Teekay Tankers [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	129,725	41,048	(6,096)
Distributed Earnings, Controlling Interest	47,202	16,094	(2,042)
Other Entities And Eliminations [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	(557)	(351)	719
Public Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	323,309	178,759	150,218
Public Subsidiaries [Member] | Non-public partially-owned subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	30,538	23,992	(7,016)
Public Subsidiaries [Member] | Distributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	240,453	280,035	254,610
Public Subsidiaries [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	24,266	(135,792)	(105,345)
Public Subsidiaries [Member] | Preferred Unitholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	$ 28,609	$ 10,875	$ 7,250